Quarterly Report
July 31, 2024
MFS®  Global Total
Return Fund
MWT-Q3

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.6%
Aerospace & Defense – 1.2%
General Dynamics Corp.	29,802	$8,902,156
Honeywell International, Inc.	18,123	3,710,684
L3Harris Technologies, Inc.	14,997	3,402,669
		$16,015,509
Alcoholic Beverages – 1.2%
Ambev S.A.	1,058,000	$2,166,074
Diageo PLC	175,330	5,452,317
Heineken N.V.	47,410	4,208,403
Kirin Holdings Co. Ltd.	171,700	2,436,229
Pernod Ricard S.A.	14,911	2,001,041
		$16,264,064
Apparel Manufacturers – 0.5%
Columbia Sportswear Co.	6,791	$554,825
Compagnie Financiere Richemont S.A.	29,064	4,436,999
PVH Corp.	13,628	1,389,920
		$6,381,744
Automotive – 1.4%
Aptiv PLC (a)	64,408	$4,469,271
Bridgestone Corp.	10,400	427,247
Compagnie Generale des Etablissements Michelin	130,001	5,149,385
Lear Corp.	25,136	3,067,597
LKQ Corp.	114,361	4,745,982
Stellantis N.V.	39,294	655,070
		$18,514,552
Broadcasting – 0.6%
Omnicom Group, Inc.	87,962	$8,623,795
Brokerage & Asset Managers – 1.7%
Bank of New York Mellon Corp.	71,758	$4,669,293
Cboe Global Markets, Inc.	16,819	3,086,455
Charles Schwab Corp.	187,036	12,192,877
CME Group, Inc.	11,138	2,157,542
Euronext N.V.	8,255	835,326
		$22,941,493
Business Services – 1.6%
Accenture PLC, “A”	12,903	$4,265,990
CGI, Inc. (a)	9,955	1,135,129
Fidelity National Information Services, Inc.	39,276	3,017,575
Fiserv, Inc. (a)	34,085	5,575,283
SCSK Corp.	34,400	680,871
Secom Co. Ltd.	68,600	4,406,189
TriNet Group, Inc.	7,532	785,211
Verisk Analytics, Inc., “A”	4,262	1,115,579
		$20,981,827
Cable TV – 1.0%
Comcast Corp., “A”	307,554	$12,692,754

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.5%
Nutrien Ltd.	32,795	$1,681,971
PPG Industries, Inc.	41,953	5,327,192
		$7,009,163
Computer Software – 1.0%
Dun & Bradstreet Holdings, Inc.	405,216	$4,408,750
Microsoft Corp.	19,960	8,350,266
		$12,759,016
Computer Software - Systems – 3.2%
Amadeus IT Group S.A.	34,389	$2,260,591
Capgemini	37,448	7,440,959
Fujitsu Ltd.	311,600	5,564,640
Hitachi Ltd.	299,600	6,875,819
Hon Hai Precision Industry Co. Ltd.	1,235,000	7,644,505
NEC Corp.	18,600	1,629,360
Samsung Electronics Co. Ltd.	172,684	10,617,360
		$42,033,234
Construction – 2.0%
Anhui Conch Cement Co. Ltd.	746,000	$1,821,829
Compagnie de Saint-Gobain S.A.	51,869	4,459,382
Heidelberg Materials AG	33,216	3,468,265
Masco Corp.	148,474	11,558,701
Stanley Black & Decker, Inc.	21,858	2,308,642
Techtronic Industries Co. Ltd.	266,000	3,440,909
		$27,057,728
Consumer Products – 1.8%
Colgate-Palmolive Co.	55,508	$5,505,839
Kenvue, Inc.	440,172	8,138,780
Kimberly-Clark Corp.	57,682	7,789,954
Reckitt Benckiser Group PLC	58,739	3,154,888
		$24,589,461
Electrical Equipment – 2.1%
Johnson Controls International PLC	148,440	$10,619,398
Legrand S.A.	30,507	3,297,658
Mitsubishi Electric Corp.	230,000	3,860,903
Schneider Electric SE	41,589	10,030,410
		$27,808,369
Electronics – 1.8%
Intel Corp.	124,899	$3,839,395
Kyocera Corp.	336,300	4,257,134
Lam Research Corp.	3,641	3,354,235
NVIDIA Corp.	24,348	2,849,203
NXP Semiconductors N.V.	31,853	8,382,436
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,584	1,091,627
		$23,774,030
Energy - Independent – 1.9%
ConocoPhillips	75,831	$8,432,407
Hess Corp.	41,235	6,326,274
Phillips 66	47,223	6,870,002
Valero Energy Corp.	22,514	3,640,964
		$25,269,647

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 2.8%
Aker BP ASA	17,621	$427,823
Eni S.p.A.	630,995	10,105,470
Exxon Mobil Corp.	51,252	6,077,975
Harbour Energy PLC	150,992	608,528
LUKOIL PJSC (a)(u)	8,038	0
PetroChina Co. Ltd.	4,922,000	4,300,951
Petroleo Brasileiro S.A., ADR	59,010	842,073
Suncor Energy, Inc.	202,540	8,088,984
TotalEnergies SE	106,345	7,190,940
		$37,642,744
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	44,063	$1,318,609
Food & Beverages – 1.0%
Danone S.A.	37,746	$2,457,573
General Mills, Inc.	97,914	6,573,946
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	220,200	764,464
Nomad Foods Ltd.	37,786	722,090
PepsiCo, Inc.	14,008	2,418,761
WH Group Ltd.	720,500	469,403
		$13,406,237
Food & Drug Stores – 0.9%
Tesco PLC	2,765,212	$11,787,777
Gaming & Lodging – 0.1%
Aristocrat Leisure Ltd.	24,354	$863,524
Ryman Hospitality Properties, Inc., REIT	5,927	595,723
		$1,459,247
Health Maintenance Organizations – 1.1%
Cigna Group	41,073	$14,320,923
Insurance – 3.5%
Aon PLC	30,511	$10,023,169
China Pacific Insurance Co. Ltd.	209,400	552,960
Chubb Ltd.	29,051	8,008,199
Corebridge Financial, Inc.	138,134	4,081,860
DB Insurance Co. Ltd.	16,195	1,304,571
Hartford Financial Services Group, Inc.	20,382	2,260,771
Manulife Financial Corp.	278,458	7,418,017
MetLife, Inc.	41,805	3,212,714
Samsung Fire & Marine Insurance Co. Ltd.	5,629	1,523,009
Travelers Cos., Inc.	5,496	1,189,554
Willis Towers Watson PLC	23,230	6,557,364
		$46,132,188
Internet – 0.6%
Alphabet, Inc., “A”	25,950	$4,451,463
Informa PLC	348,458	3,893,670
		$8,345,133
Machinery & Tools – 1.0%
Eaton Corp. PLC	16,728	$5,098,527
Kubota Corp.	191,700	2,765,165
Regal Rexnord Corp.	23,466	3,770,517

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Toyota Industries Corp.	17,100	$1,426,515
		$13,060,724
Major Banks – 6.5%
ABN AMRO Group N.V., GDR	201,562	$3,515,334
Bank of America Corp.	241,543	9,736,598
BNP Paribas S.A.	105,320	7,233,334
DBS Group Holdings Ltd.	196,290	5,382,116
Erste Group Bank AG	24,113	1,254,710
Goldman Sachs Group, Inc.	23,853	12,141,893
JPMorgan Chase & Co.	45,826	9,751,773
Mitsubishi UFJ Financial Group, Inc.	810,700	9,421,042
NatWest Group PLC	2,823,515	13,361,182
UBS Group AG	499,264	15,164,202
		$86,962,184
Medical & Health Technology & Services – 0.6%
ICON PLC (a)	10,161	$3,337,279
McKesson Corp.	6,432	3,968,672
		$7,305,951
Medical Equipment – 1.1%
Becton, Dickinson and Co.	18,711	$4,510,474
Medtronic PLC	120,466	9,675,829
		$14,186,303
Metals & Mining – 1.5%
Fortescue Ltd.	227,835	$2,834,155
Glencore PLC	814,462	4,500,142
Rio Tinto PLC	112,355	7,259,452
Toyota Tsusho Corp.	167,000	3,345,928
Vale S.A.	180,800	1,970,016
		$19,909,693
Network & Telecom – 0.3%
Qualcomm, Inc.	24,370	$4,409,752
Other Banks & Diversified Financials – 2.0%
American Express Co.	3,760	$951,431
China Construction Bank Corp.	4,725,000	3,293,585
Julius Baer Group Ltd.	69,268	3,791,885
KB Financial Group, Inc.	24,241	1,542,640
M&T Bank Corp.	9,114	1,569,157
Northern Trust Corp.	98,244	8,709,331
Popular, Inc.	8,386	860,655
Sberbank of Russia PJSC (a)(u)	780,516	0
Truist Financial Corp.	123,300	5,510,277
		$26,228,961
Pharmaceuticals – 4.7%
AbbVie, Inc.	44,223	$8,195,406
Bayer AG	51,972	1,546,503
Johnson & Johnson	94,999	14,995,592
Organon & Co.	240,338	5,253,789
Pfizer, Inc.	360,094	10,997,271
Roche Holding AG	50,304	16,379,246
Sanofi	40,230	4,150,565
Santen Pharmaceutical Co. Ltd.	54,600	657,689
		$62,176,061

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 0.3%
RELX PLC	53,567	$2,524,139
Wolters Kluwer N.V.	12,328	2,069,341
		$4,593,480
Railroad & Shipping – 0.4%
Union Pacific Corp.	23,696	$5,846,514
Real Estate – 0.2%
Jones Lang LaSalle, Inc. (a)	5,862	$1,470,776
NNN REIT, Inc.	15,042	675,235
		$2,146,011
Real Estate - Office – 0.1%
Highwoods Properties, Inc., REIT	63,780	$1,975,267
Restaurants – 0.4%
Pluxee N.V. (a)	34,900	$817,921
Sodexo	47,165	4,468,930
		$5,286,851
Specialty Chemicals – 0.4%
Akzo Nobel N.V.	34,736	$2,147,314
Axalta Coating Systems Ltd. (a)	77,704	2,770,148
Nitto Denko Corp.	8,000	699,039
		$5,616,501
Specialty Stores – 0.9%
Home Depot, Inc.	11,904	$4,382,577
NEXT PLC	18,139	2,115,929
PDD Holdings, Inc., ADR (a)	4,455	574,205
Ross Stores, Inc.	9,053	1,296,661
Shimamura Co. Ltd.	13,900	683,753
Target Corp.	22,550	3,391,745
		$12,444,870
Telecommunications - Wireless – 1.1%
KDDI Corp.	243,300	$7,311,774
T-Mobile USA, Inc.	38,369	6,993,901
		$14,305,675
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	112,937	$1,854,170
Koninklijke KPN N.V.	289,927	1,140,880
Quebecor, Inc., “B”	74,231	1,639,840
		$4,634,890
Tobacco – 1.5%
Altria Group, Inc.	60,714	$2,975,593
British American Tobacco PLC	224,818	7,933,456
Japan Tobacco, Inc.	69,000	2,035,764
Philip Morris International, Inc.	61,970	7,136,465
		$20,081,278
Utilities - Electric Power – 2.7%
CLP Holdings Ltd.	93,500	$806,690
Duke Energy Corp.	33,774	3,690,485
E.ON SE	350,125	4,912,734
Edison International	66,250	5,300,662
Iberdrola S.A.	400,274	5,276,334

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
National Grid PLC		619,915	$7,857,747
PG&E Corp.		373,592	6,818,054
Xcel Energy, Inc.		12,906	752,161
			$35,414,867
Total Common Stocks			$793,715,077
Bonds – 37.7%
Aerospace & Defense – 0.1%
Boeing Co., 6.388%, 5/01/2031 (n)		$256,000	$267,281
Boeing Co., 5.805%, 5/01/2050		1,073,000	999,886
			$1,267,167
Airlines – 0.0%
easyJet PLC, 3.75%, 3/20/2031	EUR	410,000	$442,577
Asset-Backed & Securitized – 3.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.011%, 11/15/2054 (i)		$7,153,431	$322,276
ACREC 2021-FL1 Ltd., “C”, FLR, 7.598% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		1,125,500	1,091,821
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.943% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)		423,000	417,952
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 7.437% (SOFR - 30 day + 2.1%), 1/15/2037 (n)		1,712,000	1,697,330
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.637% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		1,648,500	1,609,202
AREIT 2022-CRE6 Trust, “B”, FLR, 7.192% (SOFR - 30 day + 1.85%), 1/20/2037 (n)		620,000	610,384
AREIT 2022-CRE6 Trust, “C”, FLR, 7.492% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		312,000	305,053
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.61%, 4/15/2053 (i)		1,417,231	79,650
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.277%, 7/15/2054 (i)		5,778,650	359,138
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.597%, 2/15/2054 (i)		5,291,003	408,662
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.142%, 3/15/2054 (i)		4,591,298	227,916
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.883%, 6/15/2054 (i)		10,639,333	431,818
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.255%, 7/15/2054 (i)		13,874,134	787,478
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.267%, 8/15/2054 (i)		13,070,376	803,134
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)		522,000	532,408
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.493% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		388,000	381,451
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.743% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		352,000	344,817
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		574,456	583,998
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.749% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)		1,400,000	1,291,033
BXMT 2021-FL4 Ltd., “B”, FLR, 6.999% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)		1,996,500	1,772,510
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		515,913	506,216
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		367,188	350,551
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		448,772	450,808
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026		152,831	152,707
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		676,603	679,403
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.769%, 4/15/2054 (i)		6,752,582	242,423
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.973%, 6/15/2063 (i)		6,590,860	310,700
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.036%, 6/15/2064 (i)		6,144,799	313,231
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.79%, 4/15/2065		1,304,000	1,173,054
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056		1,721,000	1,803,458
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)		124,815	124,750
ELM Trust, 2024-ELM, “A10”, 5.801%, 6/10/2039 (n)		833,333	843,190
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)		607,994	615,312
Empire District Bondco LLC, 4.943%, 1/01/2033		772,000	771,884
Enterprise Fleet Financing LLC, 2024-3, “A2”, 5.31%, 4/20/2027 (n)		305,000	305,807
EQT Trust, 2024-EXTR, “A”, 5.331%, 7/05/2041 (n)		543,479	548,443
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)		364,160	367,584
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.594% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		592,000	577,116
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.992% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)		1,454,000	1,413,766
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		214,880	214,670
MF1 2021-FL5 Ltd., “AS”, FLR, 6.649% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)		1,360,000	1,352,283
MF1 2021-FL5 Ltd., “C”, FLR, 7.149% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		225,000	221,763

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2021-FL6 Ltd., “AS”, FLR, 6.898% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)		$2,200,000	$2,154,199
MF1 2021-FL6 Ltd., “B”, FLR, 7.098% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		1,400,000	1,364,741
MF1 2022-FL8 Ltd., “A”, FLR, 6.691% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		484,332	481,044
MF1 2022-FL8 Ltd., “B”, FLR, 7.291% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		604,312	592,711
MF1 2024-FL14 LLC, “A”, FLR, 7.078% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		1,593,000	1,592,474
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.285%, 5/15/2054 (i)		4,644,543	268,058
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.201%, 6/15/2054 (i)		9,542,700	491,297
OBX Trust, 2023-NQM5, “A1”, 5.988%, 12/01/2064 (n)		206,947	208,515
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		702,163	705,696
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		1,277,868	1,285,690
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		264,554	267,153
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	530,000	674,369
Starwood Commercial Mortgage, 2021-FL2, “A”, FLR, 6.648% ((SOFR - 1mo. + 0.11448%) + 1.2%), 4/18/2038 (n)		$1,175,907	1,158,732
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 6.898% ((SOFR - 1mo. + 0.11448%) + 1.45%), 4/18/2038 (n)		1,400,000	1,365,135
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.849% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		700,000	685,531
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		728,836	728,918
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)		225,939	228,403
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.517%, 8/15/2054 (i)		6,782,246	484,720
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.187% (SOFR - 30 day + 0.85%), 6/15/2026 (n)		58,008	58,038
			$42,192,574
Automotive – 0.3%
Ferrari N.V., 3.625%, 5/21/2030	EUR	1,110,000	$1,223,728
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		$420,000	431,368
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		615,000	621,292
Hyundai Capital America, 6.375%, 4/08/2030 (n)		567,000	603,164
LKQ Corp., 6.25%, 6/15/2033		328,000	340,106
Volkswagen Financial Services AG, 3.875%, 9/10/2030	EUR	380,000	414,298
			$3,633,956
Broadcasting – 0.2%
Discovery Communications LLC, 4.125%, 5/15/2029		$274,000	$254,256
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	2,100,000	1,965,807
Walt Disney Co., 3.5%, 5/13/2040		$658,000	537,134
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		235,000	203,850
			$2,961,047
Brokerage & Asset Managers – 0.3%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		$335,000	$343,217
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		328,000	347,367
Low Income Investment Fund, 3.386%, 7/01/2026		285,000	274,223
Low Income Investment Fund, 3.711%, 7/01/2029		760,000	701,822
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,212,000	1,142,167
LSEG Netherlands B.V., 4.231%, 9/29/2030	EUR	510,000	577,604
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		$450,000	458,378
			$3,844,778
Building – 0.1%
CRH SMW Finance DAC, 4%, 7/11/2031	EUR	470,000	$526,087
Heidelberg Materials AG, 3.95%, 7/19/2034		710,000	777,926
			$1,304,013
Business Services – 0.1%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	825,000	$853,199
Fiserv, Inc., 4.4%, 7/01/2049		$620,000	519,526
Mastercard, Inc., 3.85%, 3/26/2050		395,000	321,323
			$1,694,048

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		$957,000	$978,290
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		221,000	166,920
Videotron Ltd., 3.625%, 6/15/2029 (n)		760,000	706,678
			$1,851,888
Chemicals – 0.0%
DSM B.V., 3.625%, 7/02/2034	EUR	250,000	$274,583
Computer Software – 0.1%
Microsoft Corp., 2.921%, 3/17/2052		$753,000	$528,903
Oracle Corp., 4%, 7/15/2046		558,000	439,365
			$968,268
Conglomerates – 0.3%
Illinois Tool Works, Inc., 3.375%, 5/17/2032	EUR	550,000	$601,904
nVent Finance S.à r.l., 5.65%, 5/15/2033		$608,000	619,629
Regal Rexnord Corp., 6.05%, 4/15/2028		1,184,000	1,213,308
Veralto Corp., 4.15%, 9/19/2031	EUR	457,000	512,008
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		$352,000	350,055
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		324,000	333,312
			$3,630,216
Consumer Products – 0.1%
GSK Consumer Healthcare Capital US LLC, 2.125%, 3/29/2034	EUR	730,000	$699,089
Kenvue, Inc., 5.05%, 3/22/2053		$718,000	693,962
			$1,393,051
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$647,000	$645,107
Arrow Electronics, Inc., 5.875%, 4/10/2034		694,000	701,389
			$1,346,496
Electronics – 0.1%
Intel Corp., 5.7%, 2/10/2053		$550,000	$554,634
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		279,000	258,429
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		131,000	130,283
			$943,346
Emerging Market Quasi-Sovereign – 0.6%
Abu Dhabi Development Holding Co. PJSC, 5.375%, 5/08/2029 (n)		$770,000	$786,587
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		539,000	567,470
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		442,000	445,054
CEZ A.S. (Czech Republic), 4.25%, 6/11/2032	EUR	1,012,000	1,105,489
First Abu Dhabi Bank PJSC, 6.32%, 4/04/2034		$690,000	705,495
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		740,000	745,321
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)		487,000	493,875
Qatar Petroleum, 3.125%, 7/12/2041		776,000	587,354
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		612,000	600,127
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	1,860,000	1,595,693
			$7,632,465
Emerging Market Sovereign – 4.7%
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	1,708,000	$1,856,343
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	43,446,000	1,002,600
Oriental Republic of Uruguay, 9.75%, 7/20/2033		40,347,000	1,005,171
People's Republic of China, 3.13%, 11/21/2029	CNY	89,630,000	13,194,719
People's Republic of China, 2.88%, 2/25/2033		84,220,000	12,367,469
Republic of Hungary, 2%, 5/23/2029	HUF	1,030,000,000	2,371,941
Republic of Hungary, 4%, 7/25/2029	EUR	2,015,000	2,183,865

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Hungary, 7%, 10/24/2035	HUF	266,000,000	$762,952
Republic of India, 7.18%, 8/14/2033	INR	209,900,000	2,532,748
Republic of Korea, 2.375%, 12/10/2027	KRW	2,825,000,000	2,008,923
Republic of Korea, 1.875%, 6/10/2029		15,436,970,000	10,620,833
Republic of Korea, 1.375%, 6/10/2030		11,961,200,000	7,908,499
Republic of Poland, 3.625%, 1/11/2034	EUR	1,000,000	1,091,224
Republic of Romania, 6.375%, 1/30/2034 (n)		$516,000	526,268
Republic of Romania, 5.625%, 2/22/2036	EUR	470,000	501,275
United Mexican States, 7.75%, 5/29/2031	MXN	46,200,000	2,233,227
			$62,168,057
Energy - Independent – 0.2%
Diamondback Energy, Inc., 5.75%, 4/18/2054		$675,000	$668,141
Occidental Petroleum Corp., 6.45%, 9/15/2036		728,000	777,639
Occidental Petroleum Corp., 6.05%, 10/01/2054		243,000	244,303
Pioneer Natural Resources Co., 2.15%, 1/15/2031		715,000	614,409
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		835,000	907,631
			$3,212,123
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$489,000	$484,321
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	610,000	697,921
BP Capital Markets B.V., 0.933%, 12/04/2040		440,000	308,372
Eni S.p.A., 3.875%, 1/15/2034		410,000	451,448
Exxon Mobil Corp., 1.408%, 6/26/2039		690,000	553,312
			$2,495,374
Engineering - Construction – 0.0%
John Deere Bank S.A., 3.3%, 10/15/2029	EUR	430,000	$468,714
Financial Institutions – 0.3%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$537,000	$527,705
Ayvens S.A., 3.875%, 7/16/2029	EUR	500,000	548,503
Citycon Treasury B.V., 6.5%, 3/08/2029		203,000	223,336
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		$464,000	395,267
CTP N.V., 4.75%, 2/05/2030	EUR	620,000	692,979
Heimstaden Bostad Treasury B.V., 1%, 4/13/2028		800,000	733,913
VGP N.V., 1.5%, 4/08/2029		500,000	471,082
			$3,592,785
Food & Beverages – 0.5%
Anheuser-Busch InBev S.A./N.V., 3.95%, 3/22/2044	EUR	420,000	$460,368
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$446,000	417,010
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		512,000	526,703
Bacardi Ltd., 5.15%, 5/15/2038 (n)		658,000	625,623
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		472,000	471,726
Constellation Brands, Inc., 3.15%, 8/01/2029		389,000	360,720
Constellation Brands, Inc., 2.25%, 8/01/2031		400,000	336,356
Heineken N.V., 3.812%, 7/04/2036	EUR	640,000	704,811
JBS USA Food Co., 6.5%, 12/01/2052		$361,000	364,455
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029		621,000	562,463
Kraft Heinz Foods Co., 4.375%, 6/01/2046		727,000	610,688
Pernod Ricard S.A., 3.375%, 11/07/2030	EUR	600,000	650,631
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		$602,000	532,469
			$6,624,023

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.1%
Las Vegas Sands Corp., 6.2%, 8/15/2034		$429,000	$433,933
Marriott International, Inc., 2.85%, 4/15/2031		799,000	700,332
Sands China Ltd., 4.375%, 6/18/2030		782,000	724,962
			$1,859,227
Industrial – 0.0%
Arcadis N.V., 4.875%, 2/28/2028	EUR	477,000	$535,908
Insurance – 0.3%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$800,000	$675,143
CNP Assurances SACA, 4.875%, 7/16/2054	EUR	300,000	331,980
Corebridge Financial, Inc., 4.35%, 4/05/2042		$982,000	835,960
Lincoln National Corp., 5.852%, 3/15/2034		737,000	758,456
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		701,000	728,747
			$3,330,286
Insurance - Health – 0.2%
Bupa Finance PLC, 4%, 3/24/2172	GBP	1,449,000	$1,369,115
Elevance Health, Inc., 5.375%, 6/15/2034		$688,000	705,835
UnitedHealth Group, Inc., 5.15%, 7/15/2034		851,000	863,972
UnitedHealth Group, Inc., 4.625%, 7/15/2035		184,000	179,832
			$3,118,754
Insurance - Property & Casualty – 0.4%
American International Group, Inc., 5.125%, 3/27/2033		$758,000	$764,356
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		389,000	422,130
Arthur J. Gallagher & Co., 6.75%, 2/15/2054		476,000	538,361
Brown & Brown, Inc., 5.65%, 6/11/2034		529,000	535,567
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	1,360,000	982,453
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054 (n)		$599,000	616,125
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	568,000	642,675
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033		$432,000	437,449
			$4,939,116
International Market Quasi-Sovereign – 0.5%
Belfius Bank S.A. (Kingdom of Belgium), 4.125%, 9/12/2029	EUR	400,000	$448,316
Deutsche Bahn Finance GmbH, 3.375%, 1/29/2038		150,000	163,458
EnBW International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034		445,000	505,313
EnBW International Finance B.V. (Federal Republic of Germany), 4%, 7/22/2036		650,000	712,810
ESB Finance DAC (Republic of Ireland), 1.875%, 6/14/2031		405,000	399,947
La Banque Postale S.A. (Republic of France), 3.5%, 6/13/2030		700,000	760,130
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 4.25%, 7/18/2029		200,000	218,606
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/17/2030		610,000	582,082
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$790,000	823,459
NBN Co. Ltd. (Commonwealth of Australia), 3.75%, 3/22/2034	EUR	250,000	277,646
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$727,000	611,718
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/26/2029	EUR	680,000	668,450
Swisscom Finance B.V., 3.5%, 11/29/2031		750,000	827,723
			$6,999,658
International Market Sovereign – 10.4%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	11,567,000	$6,659,774
Commonwealth of Australia, 2.75%, 5/21/2041		1,944,000	1,017,033
Federal Republic of Germany, 2.1%, 4/12/2029	EUR	4,270,000	4,591,909
Federal Republic of Germany, 2.2%, 2/15/2034		2,400,000	2,579,522
Government of Bermuda, 2.375%, 8/20/2030 (n)		$418,000	354,548
Government of Bermuda, 5%, 7/15/2032 (n)		1,331,000	1,296,394
Government of Canada, 1.25%, 6/01/2030	CAD	1,416,000	925,802
Government of Canada, 1.5%, 6/01/2031		15,179,000	9,911,948

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Canada, 2%, 6/01/2032	CAD	8,646,000	$5,770,116
Government of Japan, 2.1%, 12/20/2027	JPY	174,200,000	1,224,208
Government of Japan, 2.4%, 6/20/2028		774,700,000	5,535,817
Government of Japan, 1.2%, 12/20/2034		453,000,000	3,044,373
Government of Japan, 2.4%, 12/20/2034		1,938,000,000	14,534,903
Government of Japan, 0.3%, 12/20/2039		1,530,000,000	8,454,960
Government of Japan, 2.3%, 3/20/2040		274,150,000	2,009,994
Government of Japan, 0.4%, 3/20/2050		432,400,000	1,929,225
Government of Japan, 0.7%, 12/20/2051		315,900,000	1,482,846
Government of New Zealand, 4.5%, 5/15/2030	NZD	9,919,000	6,029,741
Government of New Zealand, 4.25%, 5/15/2034		2,156,000	1,273,751
Kingdom of Belgium, 2.85%, 10/22/2034 (n)	EUR	2,400,000	2,587,275
Kingdom of Belgium, 0.4%, 6/22/2040		976,000	691,477
Kingdom of Spain, 3.15%, 4/30/2033		9,869,000	10,821,722
Kingdom of Spain, 3.45%, 10/31/2034 (n)		7,950,000	8,849,511
Kingdom of Spain, 3.9%, 7/30/2039 (n)		5,982,000	6,823,138
Kingdom of Spain, 4%, 10/31/2054		795,000	894,994
Republic of Italy, 4.1%, 2/01/2029		11,453,000	12,931,986
Republic of Italy, 1.45%, 3/01/2036		5,937,000	5,057,034
Republic of Italy, 4.15%, 10/01/2039 (n)		1,195,000	1,317,344
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	2,478,000	2,596,131
United Kingdom Treasury, 1.25%, 10/22/2041		4,233,000	3,402,019
United Kingdom Treasury, 1.5%, 7/22/2047		813,000	599,081
United Kingdom Treasury, 3.75%, 7/22/2052		3,080,000	3,477,734
			$138,676,310
Local Authorities – 0.1%
Province of Alberta, 1.65%, 6/01/2031	CAD	817,000	$523,699
Province of British Columbia, 3.4%, 5/24/2039	EUR	1,010,000	1,112,483
Province of British Columbia, 2.95%, 6/18/2050	CAD	600,000	346,489
			$1,982,671
Machinery & Tools – 0.3%
AGCO Corp., 5.8%, 3/21/2034		$873,000	$889,218
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)		429,000	440,618
CNH Industrial Capital LLC, 1.875%, 1/15/2026		359,000	343,366
CNH Industrial Capital LLC, 5.5%, 1/12/2029		499,000	512,137
CNH Industrial N.V., 3.75%, 6/11/2031	EUR	800,000	870,983
John Deere Capital Corp., 3.45%, 7/16/2032		640,000	701,736
			$3,758,058
Major Banks – 1.7%
Banca Popolare di Sondrio S.p.A., 4.125% to 6/04/2029, FLR (EUR Swap Rate - 1yr. + 1.3%) to 6/04/2030	EUR	360,000	$394,816
Banco BPM S.p.A., 4.625%, 11/29/2027		430,000	482,262
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$871,000	881,637
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		716,000	619,103
BPER Banca S.p.A., 4% to 5/22/2030, FLR (EURIBOR - 3mo. + 1.25%) to 5/22/2031	EUR	410,000	448,713
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,471,000	1,251,583
Credit Agricole S.A., 6.316% to 10/03/2028, FLR (SOFR - 1 day + 1.86%) to 10/03/2029 (n)		822,000	857,986
Credit Agricole S.A., 3.75%, 1/23/2031	EUR	600,000	656,240
Credit Agricole S.A., 3.75%, 1/22/2034		100,000	110,644
Danske Bank A.S., 1.549%, 9/10/2027 (n)		$543,000	505,405
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		515,000	500,843
HSBC Holdings PLC, 4.856% to 5/23/2032, FLR (EURIBOR - 3mo. + 1.942%) to 5/23/2033	EUR	600,000	698,254
ING Groep N.V., 4.375% to 8/15/2029, FLR (EUR ICE Swap Rate - 5yr. + 1.65%) to 8/15/2034		600,000	657,623
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028		$517,000	519,342
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		511,000	526,941
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		848,000	706,699
JPMorgan Chase & Co., 3.761%, 3/21/2034	EUR	460,000	505,957

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR - 1 day + 2.44%) to 4/22/2051		$607,000	$426,481
Lloyds Banking Group PLC, 4.75%, 9/21/2031	EUR	450,000	518,127
Lloyds Banking Group PLC, 3.875% to 5/14/2031, FLR (EUR ICE Swap Rate - 1yr. + 1.18%) to 5/14/2032		300,000	330,719
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		$484,000	410,363
Morgan Stanley, 3.125%, 7/27/2026		534,000	517,136
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		673,000	633,978
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		423,000	396,480
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		344,000	349,171
Morgan Stanley, 3.955%, 3/21/2035	EUR	630,000	692,752
Nationwide Building Society, 3.828%, 7/24/2032		650,000	711,559
NatWest Group PLC, 3.673%, 8/05/2031		240,000	261,059
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172		$200,000	207,093
NatWest Markets PLC, 3.625%, 1/09/2029	EUR	530,000	581,347
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028		$362,000	365,331
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		431,000	444,466
Toronto-Dominion Bank, 3.563%, 4/16/2031	EUR	740,000	805,069
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$1,683,000	1,414,367
UBS Group AG, 4.125% to 6/09/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.75%) to 6/09/2033	EUR	520,000	578,528
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$1,030,000	996,177
UniCredit S.p.A., 4.3% to 1/23/2030, FLR (EURIBOR - 3mo. + 1.80%) to 1/23/2031	EUR	390,000	433,577
UniCredit S.p.A., 4.2%, 6/11/2034		590,000	644,851
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$738,000	654,493
			$22,697,172
Medical & Health Technology & Services – 0.3%
Becton, Dickinson and Co., 3.828%, 6/07/2032	EUR	550,000	$607,018
HCA, Inc., 5.125%, 6/15/2039		$354,000	337,520
ICON Investments Six DAC, 5.809%, 5/08/2027		708,000	722,237
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		670,000	466,116
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,300,000	850,100
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		590,000	605,697
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	330,000	251,183
			$3,839,871
Medical Equipment – 0.1%
American Medical Systems Europe B.V., 3.5%, 3/08/2032	EUR	520,000	$567,216
Medtronic, Inc., 4.15%, 10/15/2053		180,000	202,741
			$769,957
Metals & Mining – 0.2%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$572,000	$583,465
Anglo American Capital PLC, 4.125%, 3/15/2032	EUR	370,000	407,504
Glencore Capital Finance DAC, 4.154%, 4/29/2031		1,020,000	1,121,560
Vale Overseas Ltd., 6.4%, 6/28/2054		$428,000	427,371
			$2,539,900
Midstream – 0.4%
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		$369,000	$385,914
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		626,000	678,288
Enbridge, Inc., 5.7%, 3/08/2033		330,000	340,735
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084		614,000	671,512
Energy Transfer LP, 5.95%, 5/15/2054		466,000	460,168
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		887,388	769,469
Plains All American Pipeline LP, 5.7%, 9/15/2034		1,020,000	1,035,661
Targa Resources Corp., 4.2%, 2/01/2033		132,000	121,419
Targa Resources Corp., 4.95%, 4/15/2052		583,000	510,631
			$4,973,797

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 4.3%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046	$2,659,161	$2,621,571
Fannie Mae, 5.5%, 1/01/2037	9,117	9,286
Fannie Mae, 6%, 9/01/2037 - 6/01/2038	106,762	109,985
Fannie Mae, 5%, 4/01/2040 - 8/01/2040	717,430	725,266
Fannie Mae, 4%, 11/01/2040 - 2/01/2041	806,838	775,872
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046	1,263,250	1,170,506
Fannie Mae, UMBS, 2%, 3/01/2037 - 7/01/2052	5,544,184	4,557,194
Fannie Mae, UMBS, 2.5%, 4/01/2037 - 6/01/2052	4,918,630	4,172,524
Fannie Mae, UMBS, 3%, 5/01/2037 - 6/01/2052	3,139,228	2,750,506
Fannie Mae, UMBS, 1.5%, 4/01/2052	994,472	764,648
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 6/01/2053	428,741	389,623
Fannie Mae, UMBS, 5.5%, 11/01/2052 - 11/01/2053	2,260,630	2,268,581
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2053	606,676	616,443
Fannie Mae, UMBS, 5%, 4/01/2053	485,842	478,347
Fannie Mae, UMBS, 6.5%, 12/01/2053	140,719	144,292
Freddie Mac, 1.366%, 3/25/2027 (i)	1,523,000	48,331
Freddie Mac, 5.98%, 3/25/2029	815,482	818,871
Freddie Mac, 5.886%, 4/25/2029	1,042,516	1,042,512
Freddie Mac, 1.798%, 4/25/2030 - 5/25/2030 (i)	10,546,024	939,305
Freddie Mac, 1.868%, 4/25/2030 (i)	2,614,093	238,706
Freddie Mac, 1.665%, 5/25/2030 (i)	3,298,344	277,669
Freddie Mac, 1.341%, 6/25/2030 (i)	3,056,884	206,083
Freddie Mac, 1.599%, 8/25/2030 (i)	2,713,457	222,330
Freddie Mac, 1.169%, 9/25/2030 (i)	1,752,322	106,960
Freddie Mac, 1.081%, 11/25/2030 (i)	3,594,105	206,530
Freddie Mac, 0.326%, 1/25/2031 (i)	13,625,120	221,604
Freddie Mac, 0.513%, 3/25/2031 (i)	16,692,293	449,261
Freddie Mac, 0.937%, 7/25/2031 (i)	3,177,082	176,866
Freddie Mac, 0.535%, 9/25/2031 (i)	13,281,588	421,451
Freddie Mac, 0.856%, 9/25/2031 (i)	4,021,884	198,928
Freddie Mac, 0.567%, 12/25/2031 (i)	3,294,996	112,748
Freddie Mac, 5.5%, 7/01/2037	18,456	18,821
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	817,411	811,099
Freddie Mac, 5%, 7/01/2041	280,029	284,224
Freddie Mac, UMBS, 2%, 5/01/2037 - 3/01/2052	2,398,694	1,931,378
Freddie Mac, UMBS, 3.5%, 1/01/2047	573,537	531,950
Freddie Mac, UMBS, 3%, 6/01/2050 - 6/01/2052	552,392	484,307
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 9/01/2052	2,091,796	1,764,055
Freddie Mac, UMBS, 4%, 5/01/2052 - 10/01/2052	1,160,139	1,089,561
Freddie Mac, UMBS, 4.5%, 9/01/2052	257,755	248,440
Freddie Mac, UMBS, 5.5%, 10/01/2052	370,377	371,951
Freddie Mac, UMBS, 6%, 11/01/2052 - 10/01/2053	1,485,780	1,508,227
Freddie Mac, UMBS, 6.5%, 11/01/2053 - 7/01/2054	1,198,140	1,229,023
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053	739,631	733,913
Ginnie Mae, 3.5%, 6/20/2043 - 12/20/2052	1,771,530	1,636,813
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052	2,661,290	2,290,033
Ginnie Mae, 3%, 10/20/2051 - 11/20/2052	1,760,688	1,571,683
Ginnie Mae, 2%, 1/20/2052 - 6/20/2052	864,763	717,146
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052	1,342,019	1,267,172
Ginnie Mae, 4.5%, 9/20/2052 - 11/20/2052	1,337,767	1,297,331
Ginnie Mae, 5.5%, 2/20/2053 - 7/20/2053	540,883	542,595
Ginnie Mae, 6%, 4/20/2054 - 6/20/2054	249,988	252,960
Ginnie Mae, 6.494%, 3/20/2064	818,672	823,349
Ginnie Mae, TBA, 3%, 8/15/2054 - 9/23/2054	500,000	446,387
Ginnie Mae, TBA, 5.5%, 8/15/2054	300,000	300,906
Ginnie Mae, TBA, 6.5%, 8/15/2054	275,000	280,134
UMBS, TBA, 2%, 8/15/2039 - 9/25/2054	1,975,000	1,649,225
UMBS, TBA, 3%, 12/25/2051 - 9/25/2054	475,000	414,685
UMBS, TBA, 3.5%, 8/15/2054 - 9/25/2054	375,000	340,332

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 2.5%, 8/25/2054 - 9/25/2054		$2,925,000	$2,453,998
UMBS, TBA, 4.5%, 8/25/2054		1,300,000	1,252,186
UMBS, TBA, 6.5%, 8/25/2054		1,100,000	1,128,029
			$56,914,712
Municipals – 0.6%
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, Taxable, “D-1”, GNMA, 5%, 11/01/2047		$665,000	$662,788
Connecticut Higher Education Supplemental Loan Authority Rev., Taxable (Chesla Loan Program), “C”, 4.668%, 11/15/2034		795,000	772,315
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		495,000	483,856
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037		1,045,000	949,014
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 4.949%, 7/01/2038		1,530,000	1,482,003
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		1,040,000	1,053,616
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		585,000	487,396
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		930,000	903,334
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		545,000	570,956
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		992,000	956,695
			$8,321,973
Natural Gas - Distribution – 0.1%
ENGIE S.A., 3.875%, 3/06/2036	EUR	200,000	$220,520
ENGIE S.A., 4.25%, 1/11/2043		300,000	330,236
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		$710,000	536,355
			$1,087,111
Natural Gas - Pipeline – 0.2%
APA Infrastructure Ltd., 3.125%, 7/18/2031	GBP	870,000	$978,359
APA Infrastructure Ltd., 2.5%, 3/15/2036		1,140,000	1,075,251
			$2,053,610
Network & Telecom – 0.0%
TDC Net A/S, 5.186%, 8/02/2029	EUR	230,000	$258,582
Oils – 0.0%
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		$606,000	$627,222
Other Banks & Diversified Financials – 0.8%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$973,000	$1,024,145
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		438,000	448,915
Banque Federative du Credit Mutuel S.A., 3.75%, 2/03/2034	EUR	300,000	331,415
BPCE S.A., 4.5%, 3/15/2025 (n)		$681,000	674,708
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		960,000	792,667
Commerzbank AG, 4.625%, 1/17/2031	EUR	100,000	112,732
Commerzbank AG, 4%, 7/16/2032		400,000	436,861
Credit Mutuel Arkea S.A., 3.625%, 10/03/2033		500,000	548,817
Deutsche Bank AG, 3.75% to 1/15/2029, FLR (EURIBOR - 3mo. + 1.25%) to 1/15/2030		600,000	657,503
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	600,000	795,460
Deutsche Bank AG, 4%, 6/24/2032	EUR	600,000	643,436
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$796,000	876,729
KBC Group N.V., 3.75%, 3/27/2032	EUR	600,000	660,231
KBC Group N.V., 6.151%, 3/19/2034	GBP	300,000	392,324
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		$249,000	255,484
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)		640,000	676,237
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		650,000	639,677
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		360,000	365,547

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		$426,000	$435,552
			$10,768,440
Pharmaceuticals – 0.3%
AbbVie, Inc., 5.35%, 3/15/2044		$342,000	$347,598
AbbVie, Inc., 5.4%, 3/15/2054		427,000	432,578
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		281,000	285,993
Bristol-Myers Squibb Co., 5.55%, 2/22/2054		344,000	348,513
Johnson & Johnson, 3.55%, 6/01/2044	EUR	580,000	645,554
Roche Finance Europe B.V., 3.564%, 5/03/2044		340,000	374,540
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		$1,023,000	1,075,150
			$3,509,926
Pollution Control – 0.0%
Waste Management, Inc., 4.625%, 2/15/2033		$560,000	$553,640
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$683,000	$704,316
Railroad & Shipping – 0.0%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$426,000	$437,345
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$557,000	$541,580
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		364,000	347,159
Corporate Office Property LP, REIT, 2%, 1/15/2029		425,000	369,491
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		173,000	146,462
			$1,404,692
Real Estate - Other – 0.1%
EPR Properties, REIT, 3.6%, 11/15/2031		$829,000	$718,056
Lexington Realty Trust Co., 2.7%, 9/15/2030		515,000	445,779
			$1,163,835
Real Estate - Retail – 0.1%
STORE Capital Corp., REIT, 2.7%, 12/01/2031		$1,063,000	$875,034
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		800,000	752,745
			$1,627,779
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 4.011%, 2/12/2036	EUR	300,000	$327,295
Home Depot, Inc., 4.85%, 6/25/2031		$167,000	169,322
Home Depot, Inc., 4.875%, 2/15/2044		281,000	267,271
Home Depot, Inc., 3.625%, 4/15/2052		471,000	358,263
			$1,122,151
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$429,000	$389,280
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		482,000	382,279
International Flavors & Fragrances, Inc., 5%, 9/26/2048		301,000	266,016
			$1,037,575
Specialty Stores – 0.1%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$964,000	$698,012
Supermarkets – 0.0%
Tesco Corp. Treasury Services PLC, 5.125%, 5/22/2034	GBP	310,000	$391,793

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supranational – 1.1%
European Union, 1.625%, 12/04/2029	EUR	3,420,000	$3,510,860
European Union, 3.25%, 7/04/2034		4,063,000	4,543,559
European Union, 3.375%, 11/04/2042		1,115,000	1,232,330
European Union, 2.625%, 2/04/2048		1,300,000	1,265,102
European Union, 3.375%, 10/05/2054		4,139,437	4,483,360
			$15,035,211
Telecommunications - Wireless – 0.2%
American Tower Corp., 3.9%, 5/16/2030	EUR	350,000	$385,416
American Tower Corp., 5.45%, 2/15/2034		$704,000	717,815
T-Mobile USA, Inc., 3.875%, 4/15/2030		454,000	432,964
T-Mobile USA, Inc., 5.75%, 1/15/2034		247,000	259,673
Vodafone Group PLC, 5.625%, 2/10/2053		507,000	498,077
Vodafone International Financing DAC, 3.375%, 8/01/2033	EUR	530,000	573,220
			$2,867,165
Telephone Services – 0.1%
TELUS Corp., 2.85%, 11/13/2031	CAD	1,775,000	$1,152,821
Tobacco – 0.2%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	1,220,000	$1,319,339
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)		$669,000	675,350
			$1,994,689
Transportation - Services – 0.4%
Autostrade per l'Italia S.p.A., 4.75%, 1/24/2031	EUR	630,000	$713,591
Autostrade per l'Italia S.p.A., 5.125%, 6/14/2033		310,000	358,276
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$465,000	473,570
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		334,000	350,400
GXO Logistics, Inc., 6.25%, 5/06/2029		123,000	127,558
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	440,000	571,042
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033	EUR	620,000	701,217
Transurban Finance Co. Pty Ltd., 3.974%, 3/12/2036		290,000	317,349
Triton International Ltd., 3.15%, 6/15/2031 (n)		$769,000	655,192
United Parcel Service, 5.05%, 3/03/2053		814,000	774,996
			$5,043,191
Trucking – 0.0%
PostNL N.V., 4.75%, 6/12/2031	EUR	210,000	$231,752
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$17,637	$17,415
U.S. Treasury Obligations – 1.0%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$4,237,000	$3,943,058
U.S. Treasury Bonds, 4.75%, 11/15/2053		2,288,000	2,442,082
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2025		3,838,879	3,796,450
U.S. Treasury Notes, 2.75%, 8/15/2032		3,949,000	3,608,399
			$13,789,989
Utilities - Electric Power – 1.1%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$786,000	$689,635
AES Andes S.A., 6.3%, 3/15/2029 (n)		745,000	757,347
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		240,000	240,586
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		163,000	157,941
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		136,000	116,992
Bruce Power LP, 2.68%, 12/21/2028	CAD	1,600,000	1,093,120
Duke Energy Corp., 3.75%, 4/01/2031	EUR	850,000	918,229
Duke Energy Florida LLC, 6.2%, 11/15/2053		$549,000	599,509

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	500,000	$671,511
Enel Americas S.A., 4%, 10/25/2026		$1,835,000	1,784,367
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		318,000	267,759
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	700,000	766,363
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$456,000	391,243
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	884,000	1,011,854
EPH Financing International A.S., 5.875%, 11/30/2029		907,000	1,006,160
Eversource Energy, 5.5%, 1/01/2034		$525,000	528,977
Florida Power & Light Co., 2.875%, 12/04/2051		549,000	361,174
Georgia Power Co., 4.95%, 5/17/2033		735,000	735,083
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		548,000	465,728
Oncor Electric Delivery Co. LLC, 3.5%, 5/15/2031	EUR	450,000	490,636
Pacific Gas & Electric Co., 6.1%, 1/15/2029		$425,000	441,887
Pacific Gas & Electric Co., 6.4%, 6/15/2033		274,000	289,929
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		771,000	757,481
Xcel Energy, Inc., 4.6%, 6/01/2032		359,000	345,910
Xcel Energy, Inc., 5.5%, 3/15/2034		275,000	278,490
			$15,167,911
Total Bonds			$501,945,092
Preferred Stocks – 0.6%
Consumer Products – 0.5%
Henkel AG & Co. KGaA		81,766	$6,999,658
Metals & Mining – 0.1%
Gerdau S.A.		442,222	$1,427,645
Total Preferred Stocks			$8,427,303
Convertible Bonds – 0.1%
Utilities - Electric Power – 0.1%
Pacific Gas & Electric Co., 4.25%, 12/01/2027 (n)		$594,000	$612,711
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 5.39% (v)		25,057,235	$25,059,741
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 41 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2024 @ 3.75%	Put	BNP Paribas	$ 9,668,852	EUR 8,190,000	$13,250
iTraxx Europe Crossover Series 41 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2024 @ 3.75%	Put	Goldman Sachs International	9,680,657	8,200,000	13,266
iTraxx Europe Crossover Series 41 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2024 @ 3.75%	Put	Merrill Lynch International	10,448,026	8,850,000	14,317
Total Purchased Options					$40,833
Other Assets, Less Liabilities – 0.1%	1,009,484
Net Assets – 100.0%	$1,330,810,241

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $25,059,741 and $1,304,741,016, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $87,909,379, representing 6.6% of net assets.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Assn.
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CHF	2,454,330	USD	2,770,525	Citibank N.A.	10/18/2024	$51,975
CNH	150,712,634	USD	20,880,110	Citibank N.A.	10/18/2024	110,949
CNH	3,000,615	USD	413,952	Merrill Lynch International	10/18/2024	3,970
EUR	1,571,948	USD	1,706,770	HSBC Bank	10/18/2024	840
GBP	511,711	USD	656,656	HSBC Bank	10/18/2024	1,575
IDR	33,989,358,474	USD	2,085,685	Citibank N.A.	8/05/2024	4,525
IDR	56,699,057,193	USD	3,463,189	Citibank N.A.	11/01/2024	12,179
JPY	546,468,395	USD	3,546,997	JPMorgan Chase Bank N.A.	10/18/2024	143,861
JPY	1,767,803,960	USD	11,282,038	Merrill Lynch International	10/18/2024	657,744
JPY	270,477,977	USD	1,729,577	State Street Bank Corp.	10/18/2024	97,237
KRW	1,663,342,192	USD	1,202,402	Citibank N.A.	8/06/2024	6,065
KRW	19,579,753,855	USD	14,144,768	JPMorgan Chase Bank N.A.	8/06/2024	80,491
PEN	1,311,625	USD	349,068	Goldman Sachs International	10/25/2024	1,707
SGD	1,538,302	USD	1,151,483	State Street Bank Corp.	10/18/2024	3,791
THB	90,915,390	USD	2,495,619	JPMorgan Chase Bank N.A.	9/27/2024	72,925
USD	10,963,951	CAD	14,957,242	State Street Bank Corp.	10/18/2024	105,822
USD	521,052	CNH	3,740,952	Merrill Lynch International	10/18/2024	17
USD	1,745,463	CZK	40,598,067	Citibank N.A.	10/18/2024	12,526
USD	413,092	EUR	378,841	Barclays Bank PLC	10/18/2024	1,556
USD	432,946	EUR	398,444	Citibank N.A.	10/18/2024	116
USD	352,389	EUR	323,167	Goldman Sachs International	10/18/2024	1,332
USD	1,038,954	EUR	948,668	HSBC Bank	10/18/2024	8,415
USD	326,199	EUR	299,883	JPMorgan Chase Bank N.A.	10/18/2024	435
USD	31,219,856	EUR	28,568,669	State Street Bank Corp.	10/18/2024	185,664
USD	210,748	GBP	163,621	Deutsche Bank AG	10/18/2024	276
USD	707,511	GBP	547,580	State Street Bank Corp.	10/18/2024	3,140
USD	3,096,012	HUF	1,119,270,152	State Street Bank Corp.	10/18/2024	28,849
USD	915,159	KRW	1,247,820,000	Citibank N.A.	8/06/2024	8,582
USD	516,040	KRW	707,025,000	Morgan Stanley Capital Services, Inc.	8/06/2024	2,366
USD	2,648,283	MXN	47,671,184	State Street Bank Corp.	10/18/2024	121,124
USD	7,480,061	NZD	12,264,451	State Street Bank Corp.	10/18/2024	180,447
USD	2,094,993	SEK	21,983,476	State Street Bank Corp.	10/18/2024	33,716
						$1,944,217
Liability Derivatives
AUD	1,895,366	USD	1,286,007	HSBC Bank	10/18/2024	$(44,196)
AUD	3,107,286	USD	2,111,019	State Street Bank Corp.	10/18/2024	(75,179)
CAD	383,085	USD	280,809	State Street Bank Corp.	10/18/2024	(2,710)
CLP	230,670,610	USD	254,085	Citibank N.A.	10/18/2024	(9,343)
COP	10,799,772,884	USD	2,662,666	Citibank N.A.	10/15/2024	(25,837)
COP	2,054,532,379	USD	508,460	Goldman Sachs International	10/15/2024	(6,833)
DKK	7,971,326	USD	1,162,615	State Street Bank Corp.	10/18/2024	(1,261)
EUR	2,049,866	USD	2,232,969	Citibank N.A.	10/18/2024	(6,196)
EUR	3,209,649	USD	3,508,796	HSBC Bank	10/18/2024	(22,150)
EUR	455,818	USD	498,965	JPMorgan Chase Bank N.A.	10/18/2024	(3,810)
EUR	824,199	USD	898,209	NatWest Markets PLC	10/18/2024	(2,881)
EUR	639,850	USD	695,974	State Street Bank Corp.	10/18/2024	(903)
GBP	1,830,993	USD	2,373,323	HSBC Bank	10/18/2024	(18,053)
GBP	2,606,558	USD	3,386,964	State Street Bank Corp.	10/18/2024	(34,058)
HUF	139,879,951	USD	386,811	Morgan Stanley Capital Services, Inc.	10/18/2024	(3,495)
IDR	12,276,704,062	USD	769,699	Citibank N.A.	8/06/2024	(14,756)
IDR	18,882,887,360	USD	1,179,959	JPMorgan Chase Bank N.A.	8/06/2024	(18,775)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
MXN	34,249,314	USD	1,893,157	Merrill Lynch International	10/18/2024	$(77,523)
NOK	87,915,761	USD	8,207,089	State Street Bank Corp.	10/18/2024	(135,305)
NZD	1,393,025	USD	841,723	NatWest Markets PLC	10/18/2024	(12,615)
PLN	4,281,221	USD	1,086,113	State Street Bank Corp.	10/18/2024	(7,165)
SEK	1,040,672	USD	99,164	Barclays Bank PLC	10/18/2024	(1,586)
USD	3,866,885	AUD	5,916,658	Citibank N.A.	10/18/2024	(9,606)
USD	4,065,046	CAD	5,608,572	State Street Bank Corp.	10/18/2024	(6,466)
USD	5,069,374	CNH	36,517,430	State Street Bank Corp.	10/18/2024	(16,726)
USD	260,664	EUR	240,000	HSBC Bank	10/18/2024	(48)
USD	2,115,778	EUR	1,948,263	JPMorgan Chase Bank N.A.	10/18/2024	(624)
USD	572,212	EUR	526,846	State Street Bank Corp.	10/18/2024	(102)
USD	295,053	GBP	229,939	State Street Bank Corp.	10/18/2024	(726)
USD	2,081,151	IDR	33,989,358,474	Citibank N.A.	8/05/2024	(9,059)
USD	1,390,563	IDR	22,709,698,719	Citibank N.A.	8/06/2024	(5,947)
USD	512,487	IDR	8,449,892,703	JPMorgan Chase Bank N.A.	8/06/2024	(7,130)
USD	640,589	JPY	101,436,755	JPMorgan Chase Bank N.A.	10/18/2024	(44,517)
USD	374,333	JPY	58,547,965	State Street Bank Corp.	10/18/2024	(21,101)
USD	13,897,536	KRW	19,288,251,047	Citibank N.A.	8/06/2024	(115,938)
USD	14,215,628	KRW	19,579,753,855	JPMorgan Chase Bank N.A.	11/01/2024	(85,894)
USD	919,438	THB	33,498,810	Barclays Bank PLC	9/27/2024	(26,971)
						$(875,485)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 5 yr	Long	CAD	29	$2,363,438	September – 2024	$48,855
Euro-Bobl 5 yr	Long	EUR	228	28,995,945	September – 2024	372,455
Euro-Buxl 30 yr	Long	EUR	4	583,289	September – 2024	22,329
U.S. Treasury Bond 30 yr	Long	USD	74	8,937,813	September – 2024	220,607
U.S. Treasury Note 10 yr	Long	USD	118	13,193,875	September – 2024	274,399
U.S. Treasury Note 2 yr	Long	USD	231	47,439,820	September – 2024	307,287
U.S. Treasury Ultra Bond 30 yr	Long	USD	15	1,919,531	September – 2024	57,130
						$1,303,062
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	174	$25,182,897	September – 2024	$(563,506)
Euro-Schatz 2 yr	Short	EUR	233	26,748,323	September – 2024	(231,252)
Long Gilt 10 yr	Short	GBP	4	510,209	September – 2024	(12,972)
U.S. Treasury Note 5 yr	Short	USD	35	3,776,172	September – 2024	(70,928)
U.S. Treasury Ultra Note 10 yr	Short	USD	70	8,090,468	September – 2024	(235,398)
						$(1,114,056)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
9/16/31	USD	12,300,000	centrally cleared	3.577%/Annually	SOFR - 1 day/Annually	$96,522	$—	$96,522
6/18/55	USD	4,500,000	centrally cleared	SOFR - 1 day/Annually	3.458%/Annually	9,847	—	9,847
						$106,369	$—	$106,369
Liability Derivatives
Interest Rate Swaps
6/18/27	USD	43,000,000	centrally cleared	3.412%/Annually	SOFR - 1 day/Annually	$(38,322)	$—	$(38,322)
9/16/56	USD	3,100,000	centrally cleared	SOFR - 1 day/Annually	3.555%/Annually	(60,502)	—	(60,502)
						$(98,824)	$—	$(98,824)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	1,020,000	Barclays Bank PLC	5.00%/Quarterly	(1)	$57,547	$116,761	$174,308
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.75%, 3/17/25, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, than the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract.   Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country.  The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At July 31, 2024, the fund had liquid securities with an aggregate value of $2,021,507 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$444,820,785	$—	$—	$444,820,785
United Kingdom	71,171,317	—	—	71,171,317
France	59,533,424	—	—	59,533,424
Japan	4,406,189	54,078,872	—	58,485,061
Switzerland	39,772,332	—	—	39,772,332
Canada	19,963,941	—	—	19,963,941
Germany	16,927,160	—	—	16,927,160
South Korea	2,841,618	13,464,571	—	16,306,189
Netherlands	13,081,272	—	—	13,081,272
Other Countries	33,355,625	28,725,274	0	62,080,899
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	13,807,404	—	13,807,404
Non - U.S. Sovereign Debt	—	230,511,701	—	230,511,701
Municipal Bonds	—	8,321,973	—	8,321,973
U.S. Corporate Bonds	—	73,554,399	—	73,554,399
Residential Mortgage-Backed Securities	—	61,018,490	—	61,018,490
Commercial Mortgage-Backed Securities	—	16,434,568	—	16,434,568
Asset-Backed Securities (including CDOs)	—	21,654,228	—	21,654,228
Foreign Bonds	—	77,295,873	—	77,295,873
Mutual Funds	25,059,741	—	—	25,059,741
Total	$730,933,404	$598,867,353	$0	$1,329,800,757
Other Financial Instruments
Futures Contracts – Assets	$1,303,062	$—	$—	$1,303,062
Futures Contracts – Liabilities	(1,114,056)	—	—	(1,114,056)
Forward Foreign Currency Exchange Contracts – Assets	—	1,944,217	—	1,944,217
Forward Foreign Currency Exchange Contracts – Liabilities	—	(875,485)	—	(875,485)
Swap Agreements – Assets	—	280,677	—	280,677
Swap Agreements – Liabilities	—	(98,824)	—	(98,824)
For further information regarding security characteristics, see the Portfolio of Investments.  At July 31, 2024, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at October 31, 2023.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$18,638,618	$307,184,577	$300,756,536	$(6,352)	$(566)	$25,059,741
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,237,774	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2024, are as follows:
United States	51.5%
Japan	7.3%
United Kingdom	7.1%
France	5.2%
Canada	3.7%
Switzerland	3.2%
Italy	2.9%
China	2.8%
South Korea	2.8%
Other Countries	13.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.